Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 0.5%
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40((cost $7,894,428)	4,732,849	GBP	$6,092,116
Corporate Bonds– 54.1%
Banking – 10.0%
Cooperatieve Rabobank UA, 3.7500%, 7/21/26	$4,022,000		3,864,582
Cooperatieve Rabobank UA/Australia, 4.2500%, 5/12/26	2,000,000	AUD	1,291,207
Deutsche Bank AG, EURIBOR 3 Month + 1.5000%, 4/4/30‡	2,600,000	EUR	2,801,296
Goldman Sachs Group Inc, 4.0000%, 5/2/24	5,270,000	AUD	3,430,863
ING Groep NV, EURIBOR 3 Month + 0.7000%, 0.3750%, 9/29/28‡	3,700,000	EUR	3,561,625
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡	3,710,000		3,653,157
Lloyds Banking Group PLC, 4.0000%, 3/7/25	4,400,000	AUD	2,833,389
Lloyds Banking Group PLC,
US Treasury Yield Curve Rate 1 Year + 1.7500%, 4.7160%, 8/11/26‡	7,500,000		7,410,166
Lloyds Banking Group PLC, 4.2500%, 11/22/27	2,190,000	AUD	1,376,313
Lloyds Banking Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1000%, 6.6250%, 6/2/33‡	3,730,000	GBP	4,785,100
Lloyds Banking Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 2.4000%, 2.7070%, 12/3/35‡	8,508,000	GBP	8,719,095
Lloyds Banking Group PLC,
US Treasury Yield Curve Rate 5 Year + 1.5000%, 3.3690%, 12/14/46‡	5,510,000		3,848,521
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	1,564,000		1,560,187
Morgan Stanley, SONIA Interest Rate Benchmark + 2.2520%, 5.7890%, 11/18/33‡	4,700,000	GBP	6,223,185
Nationwide Building Society, 4.0000%, 9/14/26 (144A)	5,203,000		4,992,378
Nationwide Building Society,
ICE SWAP Rate GBP SONIA 1 Year + 2.2130%, 6.1780%, 12/7/27‡	6,670,000	GBP	8,590,468
Nationwide Building Society, 10.2500%‡,µ	8,500	GBP	1,437,297
Natwest Group PLC, 6.6250%, 6/22/26	4,902,000	GBP	6,366,711
Natwest Group PLC,
US Treasury Yield Curve Rate 1 Year + 2.8500%, 7.4720%, 11/10/26‡	13,530,000		13,897,035
Natwest Group PLC,
US Treasury Yield Curve Rate 1 Year + 1.3500%, 5.8470%, 3/2/27‡	2,650,000		2,662,712
Santander UK Group Holdings PLC, SOFR + 2.7490%, 6.8330%, 11/21/26‡	11,438,000		11,626,698
Santander UK Group Holdings PLC, GBP SWAP 1YR + 2.8660%, 7.0980%, 11/16/27‡	4,660,000	GBP	6,071,537
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 1.6000%, 4.4900%, 8/5/25 (144A)‡	14,975,000		14,900,522
UBS Group AG, EURIBOR ICE SWAP Rate + 1.7500%, 4.1250%, 6/9/33‡	2,790,000	EUR	3,052,006
UBS Group AG, 5.9590%, 1/12/34 (144A)	3,370,000		3,457,585
UBS Group AG,
US Treasury Yield Curve Rate 5 Year + 4.7450%, 9.2500% (144A)‡,µ	1,268,000		1,373,846
			133,787,481
Brokerage – 1.0%
Intercontinental Exchange Inc, 1.8500%, 9/15/32	7,797,000		6,087,756
LSEGA Financing PLC, 1.3750%, 4/6/26 (144A)#	5,000,000		4,635,016
Nasdaq Inc, 5.3500%, 6/28/28	1,240,000		1,255,999
Nasdaq Inc, 4.5000%, 2/15/32	1,100,000	EUR	1,252,187
Nasdaq Inc, 5.5500%, 2/15/34	854,000		868,405
			14,099,363
Capital Goods – 0.3%
TransDigm Inc, 6.3750%, 3/1/29 (144A)	4,600,000		4,614,320
Communications – 6.2%
American Tower Corp, 3.6000%, 1/15/28	7,580,000		7,161,281
Comcast Corp, 0%, 9/14/26	1,420,000	EUR	1,410,411
Crown Castle International Corp, 3.6500%, 9/1/27	1,883,000		1,784,962
Crown Castle International Corp, 3.8000%, 2/15/28	1,990,000		1,883,966
Crown Castle International Corp, 2.2500%, 1/15/31	4,508,000		3,708,986
Deutsche Telekom International Finance BV, 1.5000%, 4/3/28	2,800,000	EUR	2,837,483
Netflix Inc, 5.8750%, 11/15/28	8,155,000		8,477,350
Netflix Inc, 3.8750%, 11/15/29	1,320,000	EUR	1,454,754
Netflix Inc, 3.6250%, 6/15/30	2,680,000	EUR	2,914,113
Netflix Inc, 4.8750%, 6/15/30 (144A)	962,000		955,270
Orange SA, 1.0000%, 5/12/25	4,100,000	EUR	4,298,932
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	5,361,171
Sky Ltd, 2.5000%, 9/15/26	4,025,000	EUR	4,250,850
T-Mobile USA Inc, 3.5000%, 4/15/25	9,500,000		9,314,074
T-Mobile USA Inc, 2.2500%, 2/15/26	7,500,000		7,096,932
T-Mobile USA Inc, 4.7500%, 2/1/28	933,000		920,619
T-Mobile USA Inc, 2.6250%, 2/15/29	1,794,000		1,605,461
T-Mobile USA Inc, 3.8750%, 4/15/30	9,017,000		8,446,967
Verizon Communications Inc, 4.5000%, 8/17/27	5,970,000	AUD	3,850,630

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Communications– (continued)
Verizon Communications Inc, 2.3500%, 3/23/28	3,420,000	AUD	$2,018,722
Virgin Media Secured Finance PLC, 4.1250%, 8/15/30 (144A)	2,500,000	GBP	2,658,305
			82,411,239
Consumer Cyclical – 6.1%
Booking Holdings Inc, 4.0000%, 11/15/26	10,358,000	EUR	11,343,007
Booking Holdings Inc, 3.5500%, 3/15/28	$1,116,000		1,064,453
Booking Holdings Inc, 3.5000%, 3/1/29	2,280,000	EUR	2,481,782
Compass Group PLC, 2.0000%, 7/3/29	5,100,000	GBP	5,731,582
Experian Finance PLC, 4.2500%, 2/1/29 (144A)	6,600,000		6,379,048
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	7,341,000		6,413,506
Experian Finance PLC, 3.2500%, 4/7/32	830,000	GBP	957,381
Levi Strauss & Co, 3.5000%, 3/1/31 (144A)#	8,000,000		7,018,362
Service Corp International/US, 4.6250%, 12/15/27	6,882,000		6,651,092
Service Corp International/US, 5.1250%, 6/1/29	1,994,000		1,940,239
Service Corp International/US, 3.3750%, 8/15/30	9,803,000		8,489,843
Service Corp International/US, 4.0000%, 5/15/31	6,752,000		5,981,977
Sodexo SA, 1.7500%, 6/26/28	6,400,000	GBP	7,178,586
Walmart Inc, 4.8750%, 9/21/29	8,500,000	EUR	10,049,024
			81,679,882
Consumer Non-Cyclical – 18.1%
Abbott Ireland Financing DAC, 1.5000%, 9/27/26	2,650,000	EUR	2,740,205
AbbVie Inc, 4.8000%, 3/15/27	5,150,000		5,155,318
AbbVie Inc, 4.8000%, 3/15/29	2,610,000		2,613,829
AbbVie Inc, 4.5000%, 5/14/35	5,050,000		4,854,742
Amgen Inc, 5.2500%, 3/2/30	1,754,000		1,780,657
Amgen Inc, 5.2500%, 3/2/33	5,041,000		5,083,405
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.7000%, 2/1/36	3,370,000		3,258,181
Anheuser-Busch InBev SA/NV, 2.7000%, 3/31/26	13,389,000	EUR	14,277,084
Anheuser-Busch InBev SA/NV, 3.4500%, 9/22/31	2,150,000	EUR	2,350,097
Anheuser-Busch InBev Worldwide Inc, 4.1000%, 9/6/27	2,840,000	AUD	1,824,781
Anheuser-Busch InBev Worldwide Inc, 3.5000%, 6/1/30	3,680,000		3,427,827
AstraZeneca Finance LLC, 4.8000%, 2/26/27	3,768,000		3,766,373
AstraZeneca Finance LLC, 4.8500%, 2/26/29	1,664,000		1,668,694
Avantor Funding Inc, 3.8750%, 7/15/28	2,365,000	EUR	2,474,597
Avantor Funding Inc, 3.8750%, 7/15/28 (144A)	4,590,000	EUR	4,802,705
Bacardi Ltd, 4.4500%, 5/15/25 (144A)	3,873,000		3,818,860
Bacardi Ltd, 4.7000%, 5/15/28 (144A)	4,806,000		4,684,107
Bristol-Myers Squibb Co, 4.9000%, 2/22/27	2,532,000		2,537,670
Coca-Cola Co, 3.2500%, 6/11/24	4,990,000	AUD	3,242,599
Coca-Cola Co, 2.1250%, 9/6/29	5,330,000		4,726,844
Coca-Cola Co, 0.3750%, 3/15/33	10,000,000	EUR	8,490,831
Diageo Capital PLC, 1.3750%, 9/29/25	5,000,000		4,731,262
Diageo Capital PLC, 2.0000%, 4/29/30	1,709,000		1,454,258
Diageo Finance PLC, 1.7500%, 10/12/26	6,600,000	GBP	7,790,475
Elanco Animal Health Inc, 6.6500%, 8/28/28#	1,640,000		1,662,944
GE HealthCare Technologies Inc, 5.6000%, 11/15/25	2,600,000		2,608,757
HCA Inc, 5.3750%, 2/1/25	9,202,000		9,175,282
HCA Inc, 5.2500%, 6/15/26	1,585,000		1,580,378
HCA Inc, 4.1250%, 6/15/29	4,675,000		4,427,391
HCA Inc, 3.6250%, 3/15/32	2,847,000		2,520,269
Heineken NV, 3.5000%, 1/29/28 (144A)	2,320,000		2,217,081
IQVIA Inc, 5.0000%, 5/15/27 (144A)	5,207,000		5,084,249
Keurig Dr Pepper Inc, 3.4000%, 11/15/25	4,762,000		4,621,650
Keurig Dr Pepper Inc, 5.1000%, 3/15/27	2,800,000		2,804,118
Keurig Dr Pepper Inc, 3.2000%, 5/1/30	929,000		836,802
Kimberly-Clark Corp, 3.1000%, 3/26/30	1,737,000		1,591,618
Nestle Finance International Ltd, 1.5000%, 4/1/30	10,000,000	EUR	9,929,237
Nestle Holdings Inc, 3.9000%, 9/24/38 (144A)	13,745,000		12,221,326
Novartis Finance SA, 0%, 9/23/28	10,000,000	EUR	9,447,942
Novo Nordisk Finance Netherlands BV, 0.7500%, 3/31/25	7,786,000	EUR	8,156,890
PepsiCo Inc, 2.6250%, 7/29/29	2,695,000		2,448,661
PepsiCo Inc, 1.1250%, 3/18/31	5,000,000	EUR	4,749,525
PepsiCo Inc, 0.7500%, 10/14/33	13,434,000	EUR	11,706,349
Smith & Nephew PLC, 5.1500%, 3/20/27	1,458,000		1,457,671
Solventum Corp, 5.4500%, 2/25/27 (144A)	4,498,000		4,513,533
Solventum Corp, 5.4000%, 3/1/29 (144A)	4,060,000		4,068,184
Tesco Corporate Treasury Services, 0.3750%, 7/27/29	3,000,000	EUR	2,775,058
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	3,200,000	GBP	3,597,070
Tesco PLC, 6.1500%, 11/15/37 (144A)	2,001,000		2,006,471
Unilever PLC, 1.5000%, 7/22/26	2,350,000	GBP	2,776,835
Zoetis Inc, 5.4000%, 11/14/25	15,256,000		15,275,948
Zoetis Inc, 3.9000%, 8/20/28	2,450,000		2,357,392

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
Zoetis Inc, 2.0000%, 5/15/30	$4,547,000		$3,831,400
			242,005,432
Government Sponsored – 1.4%
Electricite de France SA, 5.5000%, 1/25/35	1,900,000	GBP	2,356,143
Kreditanstalt fuer Wiederaufbau, 3.2000%, 9/11/26	11,843,000	AUD	7,546,198
Kreditanstalt fuer Wiederaufbau, 3.2000%, 3/15/28	13,660,000	AUD	8,584,827
			18,487,168
Insurance – 2.2%
Anthem Inc, 2.2500%, 5/15/30	2,905,000		2,484,402
Aon North America Inc, 5.1250%, 3/1/27	2,405,000		2,419,398
Aon North America Inc, 5.1500%, 3/1/29	1,108,000		1,114,068
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	2,320,000	GBP	2,439,358
Berkshire Hathaway Inc, 0%, 3/12/25	4,430,000	EUR	4,619,292
BUPA Finance PLC, 4.1250%, 6/14/35	1,826,000	GBP	1,934,257
BUPA Finance PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1700%, 4.0000%‡,µ	4,705,000	GBP	4,334,162
Centene Corp, 3.0000%, 10/15/30	3,876,000		3,323,270
Centene Corp, 2.6250%, 8/1/31	7,558,000		6,204,182
Scottish Widows Ltd, 7.0000%, 6/16/43	612,000	GBP	866,116
			29,738,505
Technology – 8.8%
Alphabet Inc, 2.0500%, 8/15/50#	5,947,000		3,558,227
Apple Inc, 2.5130%, 8/19/24	5,080,000	CAD	3,714,694
ASML Holding NV, 1.3750%, 7/7/26	5,846,000	EUR	6,052,726
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	5,781,000		5,126,981
DELL International LLC / EMC Corp, 5.8500%, 7/15/25	9,055,000		9,100,632
DELL International LLC / EMC Corp, 6.0200%, 6/15/26	745,000		754,521
Equinix Inc, 3.2000%, 11/18/29	5,289,000		4,734,867
Fiserv Inc, 5.4500%, 3/2/28	2,556,000		2,585,877
Fiserv Inc, 1.6250%, 7/1/30	1,770,000	EUR	1,693,716
Gartner Inc, 3.7500%, 10/1/30 (144A)	4,237,000		3,792,704
Microsoft Corp, 2.5250%, 6/1/50	25,197,000		16,592,452
MSCI Inc, 4.0000%, 11/15/29 (144A)	2,026,000		1,873,475
MSCI Inc, 3.6250%, 9/1/30 (144A)	2,483,000		2,203,863
NVIDIA Corp, 3.2000%, 9/16/26	1,627,000		1,571,447
Oracle Corp, 2.6500%, 7/15/26	3,467,000		3,280,621
Oracle Corp, 2.9500%, 4/1/30	6,440,000		5,730,620
Oracle Corp, 4.9000%, 2/6/33	2,473,000		2,421,186
RELX Finance BV, 3.3750%, 3/20/33	1,830,000	EUR	1,977,539
Sage Group PLC/The, 2.8750%, 2/8/34	6,875,000	GBP	7,263,802
Salesforce.com Inc, 3.7000%, 4/11/28	2,252,000		2,184,914
Salesforce.com Inc, 1.9500%, 7/15/31	6,764,000		5,614,890
SAP SE, 1.7500%, 2/22/27	1,127,000	EUR	1,180,904
VMware Inc, 4.5000%, 5/15/25	4,100,000		4,060,248
VMware Inc, 1.4000%, 8/15/26	2,245,000		2,050,263
VMware Inc, 3.9000%, 8/21/27	4,698,000		4,499,636
VMware Inc, 4.7000%, 5/15/30	7,315,000		7,120,522
Workday Inc, 3.8000%, 4/1/32	7,100,000		6,465,088
			117,206,415
Total Corporate Bonds (cost $767,650,609)			724,029,805
Foreign Government Bonds– 32.1%
Australia Government Bond, 0.5000%, 9/21/26	7,530,000	AUD	4,547,945
Australia Government Bond, 3.2500%, 4/21/29	73,773,000	AUD	47,189,755
Australia Government Bond, 2.7500%, 5/21/41	46,294,000	AUD	24,661,505
Australia Government Bond, 1.7500%, 6/21/51	12,500,000	AUD	4,770,224
Canadian Government Bond, 1.5000%, 6/1/31	25,399,000	CAD	16,456,654
Federal Republic of Germany Bond, 0%, 10/9/26	3,294,501	EUR	3,329,918
Federal Republic of Germany Bond, 0%, 8/15/50	13,555,087	EUR	7,794,497
Federal Republic of Germany Bond, 1.8000%, 8/15/53	7,292,122	EUR	6,806,379
French Republic Government Bond OAT, 3.0000%, 5/25/33 (144A)	24,811,539	EUR	27,264,751
Japan Government Five Year Bond, 0.0050%, 6/20/27	2,500,000,000	JPY	16,404,929
Kingdom of Sweden Government Bond, 1.0000%, 11/12/26	140,100,000	SEK	12,543,331
Kingdom of Sweden Government Bond, 0.1250%, 5/12/31	342,245,000	SEK	27,376,162
Kingdom of the Netherlands Government Bond, 0.7500%, 7/15/28 (144A)	33,962,912	EUR	34,046,149
Kingdom of the Netherlands Government Bond, 0.5000%, 7/15/32 (144A)	22,642,116	EUR	20,764,636
New Zealand Government Bond, 0.5000%, 5/15/26	46,126,000	NZD	25,289,030
New Zealand Government Bond, 3.0000%, 4/20/29	20,000,000	NZD	11,208,256
New Zealand Government Bond, 1.5000%, 5/15/31	33,000,000	NZD	16,185,467
New Zealand Government Bond, 3.5000%, 4/14/33	15,961,000	NZD	8,797,290
Swiss Confederation Government Bond, 0.5000%, 5/27/30	47,000,000	CHF	51,508,810
United Kingdom Gilt, 1.2500%, 7/22/27	30,183,392	GBP	34,962,321
United Kingdom Gilt, 3.2500%, 1/31/33	12,600,000	GBP	15,164,631

Shares or Principal Amounts			Value
Foreign Government Bonds– (continued)
United Kingdom Gilt, 4.5000%, 9/7/34	9,935,481	GBP	$13,110,796
Total Foreign Government Bonds (cost $469,333,372)			430,183,436
Mortgage-Backed Securities– 8.0%
Fannie Mae Pool:
3.5000%, 5/1/49	$6,098,119		5,522,322
3.0000%, 9/1/50	8,222,697		7,093,754
3.5000%, 2/1/51	1,766,289		1,599,512
3.0000%, 1/1/52	2,231,855		1,946,877
3.0000%, 4/1/52	21,208,285		18,425,521
3.0000%, 6/1/52	9,853,969		8,528,222
3.0000%, 7/1/52	7,703,748		6,679,393
3.5000%, 8/1/52	3,568,934		3,232,127
3.5000%, 9/1/52	7,102,537		6,430,353
3.5000%, 9/1/52	2,204,918		1,991,038
4.5000%, 9/1/52	2,103,217		2,029,002
			63,478,121
Freddie Mac Pool:
3.0000%, 11/1/51	9,905,498		8,612,331
2.5000%, 3/1/52	18,034,512		15,045,470
3.5000%, 4/1/52	4,063,225		3,682,722
3.0000%, 5/1/52	10,582,051		9,201,907
3.0000%, 5/1/52	3,828,244		3,339,715
3.0000%, 6/1/52	1,465,735		1,270,611
4.0000%, 8/1/52	1,921,017		1,805,040
			42,957,796
Total Mortgage-Backed Securities (cost $111,123,950)			106,435,917
Investment Companies– 2.5%
Money Markets – 2.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $33,384,113)	33,377,438		33,384,113
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº,£	4,820,746		4,820,746
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 4/1/24	$1,205,187		1,205,187
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,025,933)			6,025,933
Total Investments (total cost $1,395,412,405) – 97.6%			1,306,151,320
Cash, Receivables and Other Assets, net of Liabilities – 2.4%			31,788,064
Net Assets – 100%			$1,337,939,384

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$570,230,770	43.7%
United Kingdom	235,812,373	18.0
Switzerland	83,740,711	6.4
Australia	81,169,429	6.2
Netherlands	71,798,006	5.5
New Zealand	61,480,043	4.7
France	46,459,583	3.6
Germany	40,881,502	3.1
Sweden	39,919,493	3.1
Belgium	25,137,970	1.9
Canada	16,456,654	1.3
Japan	16,404,929	1.3
Bermuda	8,502,967	0.6
Denmark	8,156,890	0.6

Total	$1,306,151,320	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 2.5%
Money Markets - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$1,360,956	$1,003	$(1,059)	$33,384,113
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	22,460∆	-	-	4,820,746
Total Affiliated Investments - 2.8%	$1,383,416	$1,003	$(1,059)	$38,204,859

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 2.5%
Money Markets - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	74,365,513	517,724,548	(558,705,892)	33,384,113
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	2,763,468	18,533,710	(16,476,432)	4,820,746

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	4/24/24	632,724	$(410,534)	$1,968
Australian Dollar	4/24/24	5,761,037	(3,790,315)	(34,429)
Australian Dollar	4/24/24	(57,733,615)	38,053,334	414,123
Australian Dollar	4/24/24	(1,136,572)	736,215	(4,767)
Australian Dollar	5/29/24	1,277,274	(831,729)	1,869
Australian Dollar	5/29/24	6,548,284	(4,311,623)	(37,960)
Australian Dollar	5/29/24	(84,451,383)	55,789,035	672,816
Australian Dollar	6/26/24	40,185	(26,332)	(88)
Australian Dollar	6/26/24	(62,869,087)	41,628,424	569,080
British Pound	4/24/24	10,442,815	(13,111,656)	67,541
British Pound	4/24/24	9,052,365	(11,446,452)	(22,053)
British Pound	4/24/24	(52,789,073)	67,221,334	599,684
British Pound	4/24/24	(1,223,271)	1,537,905	(5,907)
British Pound	5/29/24	4,108,610	(5,211,781)	(25,432)
British Pound	5/29/24	(63,277,496)	80,416,800	540,816
British Pound	6/26/24	1,416,680	(1,793,557)	(5,061)
British Pound	6/26/24	(39,593,823)	50,553,807	568,324
Canadian Dollar	4/24/24	63,830	(47,289)	(143)
Canadian Dollar	4/24/24	(11,444,620)	8,474,064	21,027

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	5/29/24	474,768	$(350,377)	481
Canadian Dollar	5/29/24	1,206,722	(894,987)	(3,209)
Canadian Dollar	5/29/24	(14,183,356)	10,554,883	73,262
Canadian Dollar	5/29/24	(895,837)	660,333	(1,699)
Canadian Dollar	6/26/24	457,184	(337,084)	910
Canadian Dollar	6/26/24	(11,508,451)	8,537,156	28,995
Euro	4/24/24	46,582	(50,282)	14
Euro	4/24/24	25,291,481	(27,534,053)	(226,383)
Euro	4/24/24	(81,188,892)	88,772,965	1,111,850
Euro	4/24/24	(21,262,920)	22,905,115	(52,845)
Euro	5/29/24	4,693,549	(5,113,468)	(38,216)
Euro	5/29/24	(86,264,281)	94,100,203	820,507
Euro	6/26/24	598,339	(650,451)	(2,699)
Euro	6/26/24	(80,018,002)	87,457,957	831,835
Japanese Yen	4/24/24	(833,315,753)	5,719,068	193,634
Japanese Yen	5/29/24	(833,315,753)	5,627,471	67,940
Japanese Yen	6/26/24	(833,315,753)	5,590,352	9,527
New Zealand Dollar	4/24/24	(59,390,992)	36,337,015	868,350
New Zealand Dollar	5/29/24	12,606,494	(7,808,160)	(279,299)
New Zealand Dollar	5/29/24	(47,162,881)	29,285,359	1,118,705
New Zealand Dollar	6/26/24	(2,362,507)	1,437,860	26,982
Swedish Krona	4/24/24	206,156,198	(19,936,900)	(653,711)
Swedish Krona	4/24/24	(346,911,433)	33,418,173	969,190
Swedish Krona	5/29/24	202,385,013	(19,655,849)	(694,684)
Swedish Krona	5/29/24	(343,140,248)	33,329,076	1,180,753
Swedish Krona	6/26/24	(140,755,235)	13,583,884	380,494
Swiss Franc	4/24/24	(24,406,004)	28,526,700	1,386,747
Swiss Franc	5/29/24	(879,006)	1,014,192	32,600
Swiss Franc	6/26/24	(24,406,004)	27,545,403	209,048
Total				$10,680,487

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	1,567	6/28/24	$173,618,703	$954,891
10-Year Australian Bond	2,727	6/17/24	207,113,227	(57,082)
10-Year Canadian Bond	628	6/28/24	55,798,523	(72,890)
5 Year US Treasury Note	1,289	7/3/24	137,943,141	328,980
Euro-Bund	344	6/10/24	49,493,787	499,888
Euro-OAT	254	6/10/24	35,117,341	226,231
Long Gilt	1,109	6/28/24	139,860,006	2,527,492
Total				$4,407,510

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Credit default swaps:
Average notional amount - buy protection	$31,720,000
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	96,878,973
Average amounts sold - in USD	934,523,489
Futures contracts:
Average notional amount of contracts - long	850,415,869

Notes to Schedule of Investments (unaudited)

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $190,760,252, which represents 14.3% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$6,092,116	$-
Corporate Bonds	-	724,029,805	-
Foreign Government Bonds	-	430,183,436	-
Mortgage-Backed Securities	-	106,435,917	-
Investment Companies	-	33,384,113	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,025,933	-
Total Investments in Securities	$-	$1,306,151,320	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	12,769,072	-
Futures Contracts	4,537,482	-	-
Total Assets	$4,537,482	$1,318,920,392	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$2,088,585	$-
Futures Contracts	129,972	-	-
Total Liabilities	$129,972	$2,088,585	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70259 05-24